Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 11,568	$ 4,658	$ 2,800
Capitalized internal use software costs	11,500	4,400	2,700
Capitalized computer software additions	7,900	3,700	2,100
Incurred interest	8,600	3,600	1,400
Capitalized interest	$ 900	$ 0	$ 0